Derivative financial instruments and market risks - Disclosure of Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 2,434	€ 3,579	€ 2,699
Nominal value of interest rate swaps hedge fixed-rate bonds	8,862	6,286	5,409
Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	2,434	2,979	2,099
Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	600	600
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	2,642	0
Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	57	2,642
Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850	0
Notional amount | 2 to 3 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			57
Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	0
Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	1,584	880
Notional amount | More than 5 years | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives			0
Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(232)	7	20
Nominal value of interest rate swaps hedge fixed-rate bonds	22	10	7
Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(232)	6	19
Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	1	1
Nominal value of interest rate swaps hedge fixed-rate bonds	0	0	0
Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0	1
Nominal value of interest rate swaps hedge fixed-rate bonds	€ 0	€ 0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.03%	1.03%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 467	€ 440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(62)	(5)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(62)	(5)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.03% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32%
Disclosure of detailed information about financial instruments [line items]
Interest rate	1.32%	1.32%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 467	€ 440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	467	440
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(56)	3
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(56)	3
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 1.32% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0	€ 0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.69%
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	850
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(43)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(43)
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized Ester / Receive 0.69% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92%
Disclosure of detailed information about financial instruments [line items]
Interest rate	0.92%
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	650
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(71)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	(71)
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	0
Interest Rate Swaps Pay Capitalized USD SOFR / Receive 0.92% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives	€ 0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent
Disclosure of detailed information about financial instruments [line items]
Interest rate		1.48%	1.48%
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 99	€ 99
Nominal value of interest rate swaps hedge fixed-rate bonds		99	99
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		99	99
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		42	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		57	42
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	57
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(3)	(4)
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		(3)	(4)
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Receive Capitalized Eonia / Pay 1.48 Percent | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 0	€ 0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06%
Disclosure of detailed information about financial instruments [line items]
Interest rate		0.06%	0.06%
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 2,000	€ 2,000
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		2,000	2,000
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		2,000	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	2,000
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		10	23
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		10	23
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay Capitalized Eonia / Receive 0.06% | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 0	€ 0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia
Disclosure of detailed information about financial instruments [line items]
Interest rate		(0.57%)	(0.57%)
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 600	€ 600
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		600	600
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		600	0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 1 to 2 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	600
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 2 to 3 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 3 to 4 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | 4 to 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Notional amount | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		1	1
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value | Derivatives designated as fair value hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		0	0
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Fair value | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		1	1
Interest Rate Swaps Pay -0.57% / Receive Capitalized Eonia | Of which recognized in equity | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Currency and interest rate derivatives		€ 0	€ 1